Loan From Third Party	12 Months Ended
Dec. 31, 2020
Loan From Third Party [Abstract]
Loan From Third Party
15.	LOAN FROM THIRD PARTY
	December 31,
	2019	2020
Loan from third party	$3,019,863	$3,193,610
	$3,019,863	$3,193,610

The loan from third party was borrowed from Beijing Huayu Sunshine Investment Management Co., Ltd in January 3, 2019, interest free and the short term of loan is 3 years.